Share capital (Tables)	12 Months Ended
Jun. 30, 2018
Text block1 [abstract]
Summary of Share Capital

14    Share capital

	BHP Billiton Limited			BHP Billiton Plc
	2018 shares	2017 shares	2016 shares	2018 shares	2017 shares	2016 shares
Share capital issued
Opening number of shares	3,211,691,105	3,211,691,105	3,211,691,105	2,112,071,796	2,112,071,796	2,112,071,796
Purchase of shares by ESOP Trusts	(7,469,236)	(6,481,292)	(6,538,404)	(679,223)	(225,646)	(17,000)
Employee share awards exercised following vesting	7,339,522	6,945,570	6,846,091	711,705	940,070	966,473
Movement in treasury shares under Employee Share Plans	129,714	(464,278)	(307,687)	(32,482)	(714,424)	(949,473)

Closing number of shares (1)	3,211,691,105	3,211,691,105	3,211,691,105	2,112,071,796	2,112,071,796	2,112,071,796

Comprising:
Shares held by the public	3,211,494,259	3,211,623,973	3,211,159,695	2,112,030,162	2,111,997,680	2,111,283,256
Treasury shares	196,846	67,132	531,410	41,634	74,116	788,540
Other share classes
Special Voting share of no par value	1	1	1	–	–	–
Special Voting share of US$0.50 par value	–	–	–	1	1	1
5.5% Preference shares of £1 each	–	–	–	50,000	50,000	50,000
DLC Dividend share	1	1	1	–	–	–

(1)	No fully paid ordinary shares in BHP Billiton Limited or BHP Billiton Plc were issued on the exercise of Group Incentive Scheme awards during the period 1 July 2018 to 6 September 2018.